Segments	6 Months Ended
Jun. 30, 2018
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]

2 Segments

Equinor’s operations are managed through the following business areas; Development & Production Norway (DPN), Development & Production USA (DPUSA), Development & Production International (DPI), Marketing, Midstream & Processing (MMP), New Energy Solutions (NES), Technology, Projects & Drilling (TPD), Exploration (EXP) and Global Strategy & Business Development (GSB). The changes in the corporate structure announced on 27 April 2018 are not yet effective.

The reporting segments Exploration & Production Norway (E&P Norway) and MMP consist of the business areas DPN and MMP respectively. The business areas DPI and DPUSA are aggregated into the reporting segment Exploration & Production International (E&P International). The aggregation has its basis in similar economic characteristics, such as the assets’ long term and capital-intensive nature and exposure to volatile oil and gas commodity prices, the nature of products, service and production processes, the type and class of customers, the methods of distribution and regulatory environment. The business areas NES, GSB, TPD, EXP and corporate staffs and support functions are aggregated into the reporting segment “Other” due to the immateriality of these areas. The majority of costs within the business areas GSB, TPD and EXP are allocated to the E&P Norway, E&P International and MMP reporting segments.

The eliminations section includes the elimination of inter-segment sales and related unrealised profits, mainly from the sale of crude oil and products. Inter-segment revenues are based upon estimated market prices.

Segment data for the second quarter of 2018 and 2017 is presented below. The reported measure of segment profit is net operating income/(loss). Deferred tax assets, pension assets and non-current financial assets are not allocated to the segments. The line item additions to PP&E, intangibles and equity accounted investments exclude movements related to changes in asset retirement obligations.

Second quarter 2018	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	76	561	17,491	(6)	0	18,122
Revenues inter-segment	5,151	2,378	88	0	(7,617)	0
Net income/(loss) from equity accounted investments	(27)	9	6	25	0	13

Total revenues and other income	5,200	2,947	17,586	19	(7,617)	18,135

Purchases [net of inventory variation]	0	2	(16,685)	0	7,267	(9,415)
Operating, selling, general and administrative expenses	(843)	(703)	(1,144)	(69)	180	(2,579)
Depreciation, amortisation and net impairment losses	(606)	(1,272)	65	(18)	(0)	(1,830)
Exploration expenses	(61)	(414)	0	0	0	(475)

Net operating income/(loss)	3,692	561	(179)	(68)	(170)	3,835

Additions to PP&E, intangibles and equity accounted investments	1,359	3,905	114	157	0	5,535

Second quarter 2017	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	10	1,092	13,759	8	0	14,869
Revenues inter-segment	3,789	1,655	30	0	(5,474)	0
Net income/(loss) from equity accounted investments	63	(2)	12	(7)	0	66

Total revenues and other income	3,861	2,744	13,801	2	(5,474)	14,935

Purchases [net of inventory variation]	(0)	(1)	(12,371)	(0)	5,515	(6,857)
Operating, selling, general and administrative expenses	(701)	(638)	(918)	(56)	103	(2,210)
Depreciation, amortisation and net impairment losses	(1,090)	(1,126)	(70)	(26)	0	(2,312)
Exploration expenses	(97)	(215)	0	0	0	(312)

Net operating income/(loss)	1,973	764	443	(80)	143	3,244

Additions to PP&E, intangibles and equity accounted investments	1,302	1,052	79	33	0	2,465

First half 2018	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	231	1,032	36,634	9	0	37,906
Revenues inter-segment	10,724	4,422	110	0	(15,256)	0
Net income/(loss) from equity accounted investments	19	17	12	65	0	114

Total revenues and other income	10,974	5,471	36,756	75	(15,256)	38,019

Purchases [net of inventory variation]	1	(3)	(34,050)	0	14,843	(19,209)
Operating, selling, general and administrative expenses	(1,636)	(1,402)	(2,186)	(156)	288	(5,093)
Depreciation, amortisation and net impairment losses	(1,902)	(2,234)	(26)	(36)	0	(4,198)
Exploration expenses	(160)	(564)	0	0	(0)	(724)

Net operating income/(loss)	7,277	1,267	494	(118)	(125)	8,795

Additions to PP&E, intangibles and equity accounted investments	4,179	5,189	164	181	0	9,713

Balance sheet information
Equity accounted investments	1,120	233	123	1,194	0	2,670
Non-current segment assets	32,613	38,860	5,449	375	0	77,296
Non-current assets, not allocated to segments						8,951

Total non-current assets						88,918

First half 2017	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	74	1,435	28,806	24	0	30,340
Revenues inter-segment	8,381	3,469	34	0	(11,884)	0
Net income/(loss) from equity accounted investments	101	7	23	(7)	0	123

Total revenues and other income	8,556	4,911	28,863	17	(11,884)	30,463

Purchases [net of inventory variation]	0	(5)	(25,117)	(0)	11,799	(13,323)
Operating, selling, general and administrative expenses	(1,427)	(1,620)	(1,880)	(123)	198	(4,852)
Depreciation, amortisation and net impairment losses	(1,749)	(2,310)	(143)	(53)	0	(4,255)
Exploration expenses	(167)	(372)	0	0	0	(539)

Net operating income/(loss)	5,214	604	1,722	(159)	113	7,494

Additions to PP&E, intangibles and equity accounted investments	2,607	1,952	146	158	0	4,863

Balance sheet information
Equity accounted investments	1,143	232	127	727	0	2,230
Non-current segment assets	29,814	36,155	4,555	363	0	70,887
Non-current assets, not allocated to segments						8,653

Total non-current assets						81,769

In the second quarter of 2018 Equinor recognised net impairment reversal of USD 273 million, of which net impairment loss of USD 481 million was recognised in the E&P International segment, net impairment reversal of USD 600 million in the E&P Norway segment and an impairment reversal of USD 155 million in the MMP segment.

The net impairment loss in the E&P International segment was mainly related to impairments of USD 762 million in the North America unconventional area, of which USD 237 million is classified as exploration expenses. The impairments were triggered by changes in long-term price assumptions and reduced fair value of one asset. In the North America conventional offshore Gulf of Mexico an impairment reversal of USD 156 million was recognised mainly due to a shift in the production profile. In the North Africa area an extension of license period caused an impairment reversal of USD 126 million.

In the E&P Norway segment impairment reversal of USD 600 million was recognised related to two offshore assets, mainly due to change in long term exchange rate assumptions.

In the MMP segment an impairment reversal of USD 155 million related to a refinery was recognised due to increased refinery margin forecast.

For information regarding implementation of IFRS 15 and change of accounting policy for recognition of revenue from the production of oil and gas properties in which Equinor shares an interest with other companies, see note 9 Changes in accounting policies.

For information regarding acquisition of interests, see note 3 Acquisitions and disposals.

Revenues by geographic areas

When attributing the line item revenues third party, other revenue and other income to the country of the legal entity executing the sale for the first half of 2018, Norway constitutes 75% and the US constitutes 18% of such revenues.

Non-current assets by country

	At 30 June	At 31 March	At 31 December	At 30 June
(in USD million)	2018	2018	2017	2017

Norway	37,060	37,511	34,588	33,575
USA	19,087	19,312	19,267	18,440
Brazil	7,762	4,940	4,584	5,242
UK	4,430	4,553	4,222	3,660
Angola	2,374	2,594	2,888	3,323
Canada	1,592	1,645	1,715	1,623
Azerbaijan	1,458	1,461	1,472	1,304
Algeria	1,111	1,057	1,114	1,244
Other countries	5,093	4,999	4,958	4,706

Total non-current assets1)	79,967	78,072	74,809	73,116

1) Excluding deferred tax assets, pension assets, non-current financial assets and assets classified as held for sale.